Acquisition of Business (Details) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 31, 2020	Aug. 31, 2020	Jan. 31, 2021
Acquisition of Business (Details) [Line Items]
Acquired of membership interests		100.00%
Principal amount		$ 1,332,893
Capital raise of no less		4,000,000
Public offering less		4,000,000
Annual meeting of shareholders, term	1 year
Net revenues			$ 154,195
Net profit			$ 40,068
Business Combination [Member]
Acquisition of Business (Details) [Line Items]
Acquired common stock value		$ 6,085,180
Acquired common stock, shares (in Shares) (in Shares)		608,519